CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating:
Earnings (loss) from continuing operations after tax	$ 30.6	$ (30.7)
Adjustments to reconcile net earnings (loss) from continuing operations to net cash provided from operating activities:
Depreciation, depletion and amortization	784.0	695.7
Impairment charges and asset derecognition	350.0	144.5
Share-based compensation expense	9.3	10.8
Finance expense	93.7	82.2
Deferred tax recovery	(56.2)	(36.9)
Foreign exchange losses and other	21.6	64.7
Reclamation expense	23.5	1.8
Changes in operating assets and liabilities:
Accounts receivable and other assets	17.9	(70.1)
Inventories	(261.6)	(125.0)
Accounts payable and accrued liabilities	130.4	116.2
Cash flow provided from operating activities	1,143.2	853.2
Income taxes paid	(140.7)	(158.1)
Net cash flow of continuing operations provided from operating activities	1,002.5	695.1
Net cash flow of discontinued operations provided from operating activities	47.6	440.1
Investing:
Additions to property, plant and equipment	(764.2)	(821.7)
Interest paid capitalized to property, plant and equipment	(43.7)	(47.8)
Acquisitions, net of cash acquired	(1,027.5)
Net additions to long-term investments and other assets	(67.2)	(66.3)
(Increase) decrease in restricted cash - net	(4.2)	0.2
Interest received and other - net	8.8
Net cash flow of continuing operations used in investing activities	(1,898.0)	(935.6)
Net cash flow of discontinued operations provided from (used in) investing activities	296.2	(257.0)
Financing:
Proceeds from drawdown of debt	1,297.6	200.0
Repayment of debt	(340.0)	(500.0)
Interest paid	(52.4)	(46.9)
Payment of lease liabilities	(23.2)	(33.8)
Dividends paid to common shareholders	(154.0)	(151.1)
Repurchase and cancellation of shares	(300.8)	(100.2)
Other - net	10.3	8.8
Net cash flow of continuing operations provided from (used in) financing activities	437.5	(623.2)
Effect of exchange rate changes on cash and cash equivalents of continuing operations	(0.8)	0.7
Effect of exchange rate changes on cash and cash equivalents of discontinued operations	1.6	0.5
Decrease in cash and cash equivalents	(113.4)	(679.4)
Cash and cash equivalents, beginning of period	531.5	1,210.9
Cash and cash equivalents, end of period	$ 418.1	$ 531.5